Derivative Liabilities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk free interest rates	1.21%	1.20%
Volatility	60.00%	60.00%